accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2019
accounts payable and accrued liabilities
accounts payable and accrued liabilities

23   accounts payable and accrued liabilities

As at December 31 (millions)	2019	2018
Accrued liabilities	$1,091	$1,159
Payroll and other employee-related liabilities	422	429
Restricted share units liability	77	72
	1,590	1,660
Trade accounts payable	892	686
Interest payable	160	157
Other	107	67
	$2,749	$2,570